Share Based Compensation (Details 1)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Nonvested, Number of Shares [Roll Forward]
Non-vested, beginning | shares	9,780
Granted | shares
Cancelled | shares
Vested | shares	(6,980)
Non-vested, ending | shares	2,800
Non-vested, Weighted Average Fair Value [Roll Forward]
Non-vested, beginning | $ / shares	$ 37.20
Granted | $ / shares
Cancelled | $ / shares
Vested | $ / shares	40.55
Non-vested, ending | $ / shares	$ 9.25